Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019-6064

June 10, 2005

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Williams Scotsman International, Inc.
Registration Statement on Form S-1 (File No. 333-124459)

Ladies and Gentlemen:

        On behalf of our client, Williams Scotsman International, Inc. (the "Company"), we are transmitting for filing with the Securities and Exchange Commission in electronic form Amendment No. 1 to the Registration Statement on Form S-1 in connection with the proposed initial public offering of the Company.

        Should you have any questions regarding the Registration Statement, please feel free to contact John C. Kennedy at (212) 373-3025 or the undersigned at (212) 373-3245.

Very truly yours,
/s/ GARY LI
Gary Li
cc:	Gerard E. Holthaus
John B. Ross, Esq. Williams Scotsman International, Inc.
John C. Kennedy, Esq. Paul, Weiss, Rifkind, Wharton & Garrison LLP
Jeffrey D. Karpf, Esq. Cleary Gottlieb Steen and Hamilton LLP